Long-term Debt - Prepayment Agreement (Details) - Prepayment agreement [member] - USD ($) $ in Thousands	Dec. 31, 2017	Feb. 10, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 58,792
Current portion of long-term debt	0
Long-term debt	58,792		$ 0
Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	75,000	$ 75,000
Repayment [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	(15,000)
Deferred financing costs [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ (1,208)